Note 23 - Employee Benefits - Actuarial Assumptions (Details)		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bottom of range [member]
Statement Line Items [Line Items]
Discount rate	[1]	3.60%	3.90%	4.10%
Inflation	[1]	2.00%	2.00%	2.00%
Future salary increases	[1]	1.00%	1.00%	1.00%
Future pension increases	[1]	2.00%	2.00%	2.00%
Medical cost trend rate	[1]	4.50%	3.80%	4.50%
Life expectation for an over 65 years old male	[1]	83	80	85
Life expectation for an over 65 years old female	[1]	86	83	88
Top of range [member]
Statement Line Items [Line Items]
Discount rate	[1]	10.60%	10.50%	12.10%
Inflation	[1]	5.00%	5.20%	5.20%
Future salary increases	[1]	8.70%	8.50%	8.80%
Future pension increases	[1]	4.30%	4.50%	4.50%
Medical cost trend rate	[1]	7.90%	8.20%	8.20%
Dental claims trend rate	[1]
Life expectation for an over 65 years old male	[1]	87	86	70
Life expectation for an over 65 years old female	[1]	89	89	71
Weighted average [member]
Statement Line Items [Line Items]
Medical cost trend rate	[1]	7.90%	8.20%	8.20%
Dental claims trend rate	[1]	4.30%	4.50%	4.50%

[1]	Includes assumptions in Latin America - North, Latin America - South and Canada.